Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Income/(loss) Before Income Taxes

Income/(loss) before income taxes were generated in the following jurisdictions:

	For the Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Domestic component
UAE	99,688,931	114,383,349	126,599,985
Foreign components
BVI	(3,810)	(20,798)	(1,125,543)
Mainland China	(16,736,026)	(11,061,063)	1,891,201
HK S.A.R.	593,949	1,468,015	1,133,756
Cayman Islands	(1,497,198)	11,616,105	19,712,137
Singapore	(409,018)	(641,716)	(141,803)
Total	81,636,828	115,743,892	148,069,733

Summary of Income Tax Expense

Income tax expense consists of the following:

	For the Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Current income tax expense	2,598,983	2,685,456	11,770,504
Deferred income tax expense	—	—	2,148,022
Total	2,598,983	2,685,456	13,918,526

Summary of Reconciliation of the Differences Between the UAE Statutory Income Tax Rate and the Group's Effective Income Tax Rate	Reconciliation of the differences between the UAE statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the Year Ended December 31,
	2022	2023	2024
UAE statutory income tax rate	0.0%	0.0%	9.0%
Increase/(decrease) in effective income tax rate resulting from:
Tax rate differential for foreign entities	2.7%	1.0%	0.6%
Effect of preferential tax rate	0.0%	0.0%	(5.4)%
Non-deductible expenses	0.0%	0.0%	2.9%
Withholding tax	0.0%	0.0%	1.9%
Change in valuation allowance	0.5%	1.3%	0.3%
Others	0.0%	0.0%	0.1%
Effective income tax rate	3.2%	2.3%	9.4%

Summary of Income Tax Assets and Liabilities

Deferred income tax assets and liabilities are as follows:

	As of December 31,
	2023	2024
	US$	US$
Deferred tax assets
Operating lease liabilities	520,942	255,768
Impairment loss of investments	635,351	626,009
Net operating loss carry forwards	1,358,738	1,799,645
Total gross deferred tax assets	2,515,031	2,681,422
Valuation allowance on deferred tax assets	(1,994,089)	(2,425,654)
Deferred tax assets, net of valuation allowance	520,942	255,768

Deferred tax liabilities
Operating lease right-of-use assets	520,942	255,768
Investment in subsidiaries	—	2,148,022
Total gross deferred tax liabilities	520,942	2,403,790

Net deferred tax liabilities	—	2,148,022

Summary of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of December 31,
	2023	2024
	US$	US$
Balance at the beginning of the year	466,824	1,994,089
Additions	1,527,265	431,565
Balance at the end of the year	1,994,089	2,425,654